Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2021-2024) (Parenthetical) (Detail) - Plan 2021-2024 [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	7 months	7 months
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan			7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan			19 months